Trade receivables (Tables)	12 Months Ended
Dec. 31, 2017
Trade receivables [Abstract]
Summary of trade receivables
Trade receivables at December 31, 2017 and 2016, are summarized as follows:

	2017	2016
Maritime
Parcel tankers	$44,024	$42,069
Shipyards	30,015	23,781
Offshore vessels	28,716	496,579
Tugboats	12,401	25,440
Bulk Carrier	10,698	-
Tankers	-	84,313
Others	25	26

Ports and terminals
Shipping agencies	48,648	78,602
Port services	6,717	13,654
Commercial leases	434	599

Logistics, warehousing and other businesses
Warehousing	55,848	37,415
Repair of containers	40,730	27,471
Automotive services	689	891
Other businesses	2	882
Total trade receivables	278,947	831,722
Allowance for doubtful accounts	(28,310)	(35,353)
	$250,637	$796,369